Schedule of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of options, outstanding, beginning balance	10,633,988	10,336,883	6,682,560
Weighted average exercise price, outstanding, beginning balance	$ 1.02	$ 1.00	$ 0.89
Weighted average contractual term (years), outstanding	5 years 8 months 4 days	6 years 3 months	6 years 10 months 28 days	6 years 4 months 24 days
Aggregate intrinsic value, outstanding, beginning balance	$ 102,921,147	$ 3,316,119	$ 3,376,725
Number of options, granted	1,092,105	297,105	3,767,955
Weighted average exercise price, granted	$ 1.16	$ 1.33	$ 1.33
Number of options, exercised			(113,633)
Weighted average exercise price, exercised			$ 0.88
Number of options, forfeited
Weighted average exercise price, forfeited
Number of options, outstanding, ending balance	11,726,093	10,633,988	10,336,883	6,682,560
Weighted average exercise price, outstanding, ending balance	$ 1.03	$ 1.02	$ 1.00	$ 0.89
Aggregate intrinsic value, outstanding, ending balance	$ 8,533,901	$ 102,921,147	$ 3,316,119	$ 3,376,725
Number of options, exercisable	10,814,635	10,297,412	9,424,826
Weighted average exercise price, exercisable	$ 1.02	$ 1.01	$ 1.00
Weighted average contractual term (years), exercisable	5 years 3 months 29 days	6 years 2 months 4 days	6 years 9 months 3 days
Aggregate intrinsic value, exercisable	$ 7,994,141	$ 99,768,543	$ 3,276,119